Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-42027
Entity Registrant Name	mF International Limited
Entity Central Index Key	0001940941
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1801, Fortis Tower
Entity Address, Address Line Two	77-79 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MFI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,585,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395	711
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, New York	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1801, Fortis Tower
Entity Address, Address Line Two	77-79 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
City Area Code	(+852)
Local Phone Number	3426-6200
Contact Personnel Name	Chi Weng Tam
Contact Personnel Email Address	dick.tam@m-finance.net